[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report

February 28, 2002

Merrill Lynch
Mid Cap Growth
Fund, Inc.

www.mlim.ml.com

                                         MERRILL LYNCH MID CAP GROWTH FUND, INC.

Portfolio Information As of 2/28/02

                                                                      Percent of
Ten Largest Holdings                                                  Net Assets
--------------------------------------------------------------------------------
Investors Financial Services ......................................         5.0%
Amgen Inc. ........................................................         4.7
Photronics, Inc. ..................................................         4.3
Devon Energy Corporation ..........................................         4.3
L-3 Communications Holdings, Inc. .................................         3.7
Concord EFS, Inc. .................................................         3.4
Radio One, Inc. (Class D) .........................................         3.3
S&P MidCap 400 Depositary Receipts ................................         3.2
Christopher & Banks Corporation ...................................         3.1
Electronics Boutique Holdings Corp. ...............................         3.0
--------------------------------------------------------------------------------

                                                                      Percent of
Five Largest Industries                                               Net Assets
--------------------------------------------------------------------------------
Biotechnology .....................................................        16.5%
Semiconductor Equipment & Products ................................        15.0
Commercial Services & Supplies ....................................        10.4
Pharmaceuticals ...................................................         6.6
Software ..........................................................         6.6
--------------------------------------------------------------------------------

Officers and Directors/Trustees

Terry K. Glenn, President and Director/Trustee
James H. Bodurtha, Director/Trustee
Herbert I. London, Director/Trustee
Andre F. Perold, Director/Trustee
Roberta Cooper Ramo, Director/Trustee
Robert C. Doll, Jr., Senior Vice President
Michael S. Hahn, Senior Vice President and Portfolio Manager
Donald C. Burke, Vice President and Treasurer
Susan B. Baker, Secretary

--------------------------------------------------------------------------------
Joseph L. May, Director/Trustee of Merrill Lynch Mid Cap Growth Fund, Inc. has recently retired. The Fund's Board of Directors/Trustees wishes Mr. May well in his retirement.
--------------------------------------------------------------------------------

Custodian

The Bank of New York
100 Church Street
New York, NY 10286

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                      Merrill Lynch Mid Cap Growth Fund, Inc., February 28, 2002

DEAR SHAREHOLDER

Economic Environment

The six-month period ended February 28, 2002 was a roller coaster ride of large proportions. At the beginning of the period, the stock market was in the latter stages of a four-month sell-off. Even before the tragedy of September 11, 2001, the NASDAQ Composite Index had already declined 26.66% from its near-term peak on May 22, 2001. In the aftermath of September 11, the stock markets remained closed for four days as the exchanges scrambled to repair or duplicate infrastructure wiped out by the events of that day. The financial markets reopened on Monday, September 17, 2001. Despite the busiest day in New York Stock Exchange history (2.4 billion shares traded), the Exchange's infrastructure did not break. By the end of the day, the Standard & Poor's (S&P) 500 Index was down 4.9%, the Dow Jones Industrial Index was down 7.1% and the NASDAQ Composite Index was down 6.8%.

Stocks continued to decline for the entire first week that markets were reopened for business. By September 21, the NASDAQ Composite Index was down another 16.05% from its level before the terrorist attacks. However, the market began to rally as the United States responded to the crisis. Even more importantly, as investors looked beyond the strong US response to the terrorist attacks, the improving fundamentals of the US economy and US companies were becoming more apparent. Despite the drastic earnings estimate reductions that occurred after September 11, the third-quarter 2001 aggregate Next Twelve Month earnings estimate growth for the NASDAQ Composite Index increased for the first time in four quarters. As the weeks wore on, upward earnings revisions and positive earnings surprises also began to increase for the first time in several quarters.

On the macro level, the broad economic data also began to improve during the latter part of 2001. Specifically, the leading indicators index posted positive changes for four straight months beginning in October 2001. The University of Michigan Consumer Confidence Index also improved consistently throughout the fourth quarter and into 2002. Finally, the Institute for Supply Managers (NAPM) New Orders Index moved to 62.8 in February 2002, its highest reading since October 1994. In retrospect, the downward shock generated by September 11 created a deep economic trough that became a low base from which to grow. A strong government response on the military, fiscal and monetary fronts also did much to restore confidence in the US economy. In total, the Federal Reserve Board lowered its target for short-term interest rates four more times from September 17 to December 11, 2001, citing continued economic weakness.

The strong market rally that began in the aftermath of September 11 continued until early January 2002. However, as the new year began and companies started issuing fourth-quarter earnings reports, investors began to worry again. Earnings reports for the fourth quarter of 2001 were generally strong. Unfortunately, however, forward company guidance was, in general, quite muted. Investors feared that the fourth-quarter earnings strength was merely generated by lost third-quarter business that rolled into the fourth quarter. In addition, there was speculation that the drastic lowering of earnings expectations following September 11 had merely created the illusion of strength when numbers exceeded the lowered expectations. Investors also had hoped that any rebound would be strong enough to overcome the seasonal weakness that typically occurs in the first quarter of any new year. Finally, investors worried that any renewed strength was based on inventory replenishment and would not be followed by an increase in end demand.

All of these fears were exacerbated by the ongoing Enron Corporation scandal, as investors became concerned that the improprieties that occurred at Enron were indicative of a general low level of accounting standards throughout corporate America. This nervous environment created a fertile ground for opportunistic short sellers and the ongoing Enron debacle became the main catalyst behind a market sell-off that began in early January 2002. The market decline continued through the end of February. Most of the Fund's underperformance occurred during this sell-off, as the NASDAQ Composite Index gave up more than half of its gains from the fall rally.

Portfolio Matters

For the six-month period ended February 28, 2002, Merrill Lynch Mid Cap Growth Fund, Inc.'s Class A, Class B, Class C and Class D Shares had total returns of -19.49%, -20.09%, -19.87% and -19.53%, respectively. The Fund's benchmark, the Russell Midcap Growth Index, had a total return of -3.20% for the same period. Nearly all of our underperformance took place during the market declines that occurred in September and the first two months of 2002. While the Fund performed well during the fall rally and outperformed a vast majority of its peer group, the excess return compared to the Index was less than we historically experienced during a period of sustained market strength.

Our investment process emphasizes companies that we believe have high positive earnings revisions, large earnings surprises and high levels of earnings growth. The companies that performed the best during the fourth-quarter rally were those that had the worst characteristics in the categories on which we base our stock selections.

Our companies tend to have higher growth rates, but they also tend to carry higher-than-average earnings multiples. As accounting fears swept through the market during January and February 2002, these types of securities were negatively impacted. Surely, some of the accounting fears are valid, and it is certainly true that aggressive accounting did become more widespread during the late 1990s. As it typically does, however, the market pendulum may have overshot during February. It is clear that the economic environment is improving, and we believe that a more stable macroeconomic backdrop should lead investors to become less risk adverse. When this occurs, we feel that investors will begin to place greater value on the higher growth companies.

In Conclusion

On January 11, 2002, the Fund's Board of Directors/Trustees approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Merrill Lynch Large Cap Growth Fund would acquire substantially all of the assets and liabilities of the Fund and Merrill Lynch Premier Growth Fund, Inc. in exchange for newly issued shares of Merrill Lynch Large Cap Growth Fund.

We appreciate your support of Merrill Lynch Mid Cap Growth Fund, Inc.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director/Trustee


/s/ Michael S. Hahn

Michael S. Hahn
Senior Vice President and
Portfolio Manager

March 28, 2002


                                     2 & 3

                      Merrill Lynch Mid Cap Growth Fund, Inc., February 28, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through the Merrill Lynch Select Pricing(SM) System, which offers four pricing alternatives:

o Class A Shares incur a maximum initial sales charge (front-end load) of 5.25% and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Effective June 1, 2001, Class B Shares are subject to a maximum contingent deferred sales charge of 4% declining to 0% after six years. All Class B Shares purchased prior to June 1, 2001 will maintain the four-year schedule. In addition, Class B Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. These shares automatically convert to Class D Shares after approximately eight years. (There is no initial sales charge for automatic share conversions.)

o Class C Shares are subject to a distribution fee of 0.75% and an account maintenance fee of 0.25%. In addition, Class C Shares are subject to a 1% contingent deferred sales charge if redeemed within one year of purchase.

o Class D Shares incur a maximum initial sales charge of 5.25% and an account maintenance fee of 0.25% (but no distribution fee).

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Aggregate Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator waived all of its administrative fee and a portion of its other expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.

Recent Performance Results*

                                                  6-Month         12-month      Since Inception
As of February 28, 2002                        Total Return     Total Return     Total Return
===============================================================================================
ML Mid Cap Growth Fund, Inc. Class A Shares       -19.49%          -34.82%          -62.00%
-----------------------------------------------------------------------------------------------
ML Mid Cap Growth Fund, Inc. Class B Shares       -20.09           -35.63           -62.60
-----------------------------------------------------------------------------------------------
ML Mid Cap Growth Fund, Inc. Class C Shares       -19.87           -35.46           -62.50
-----------------------------------------------------------------------------------------------
ML Mid Cap Growth Fund, Inc. Class D Shares       -19.53           -34.99           -62.10
===============================================================================================

* Investment results shown do not reflect sales charges; results shown would be lower if a sales charge was included. Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the ex-dividend date. The Fund commenced operations on 9/15/00.

Average Annual Total Return

                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class A Shares*
==============================================================================
One Year Ended 12/31/01                             -36.64%           -39.96%
------------------------------------------------------------------------------
Inception (9/15/00) through 12/31/01                -44.50            -46.77
------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.

                                                   % Return           % Return
                                                 Without CDSC        With CDSC**
==============================================================================
Class B Shares*
==============================================================================
One Year Ended 12/31/01                             -37.28%           -39.79%
------------------------------------------------------------------------------
Inception (9/15/00) through 12/31/01                -45.05            -46.76
------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 4% and is reduced to 0% after six years.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                                   % Return           % Return
                                                 Without CDSC        With CDSC**
==============================================================================
Class C Shares*
==============================================================================
One Year Ended 12/31/01                             -37.28%           -37.91%
------------------------------------------------------------------------------
Inception (9/15/00) through 12/31/01                -45.05            -45.05
------------------------------------------------------------------------------

 * Maximum contingent deferred sales charge is 1% and is reduced to 0% after one year.
**    Assuming payment of applicable contingent deferred sales charge.

==============================================================================
                                               % Return Without  % Return With
                                                 Sales Charge     Sales Charge**
==============================================================================
Class D Shares*
==============================================================================
One Year Ended 12/31/01                             -36.77%           -40.09%
------------------------------------------------------------------------------
Inception (9/15/00) through 12/31/01                -44.59            -46.86
------------------------------------------------------------------------------

 *    Maximum sales charge is 5.25%.
**    Assuming maximum sales charge.


                                     4 & 5

                      Merrill Lynch Mid Cap Growth Fund, Inc., February 28, 2002

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
MID CAP GROWTH
FUND, INC.      As of February 28, 2002
====================================================================================================================
Assets:         Investment in Master Mid Cap Growth Trust, at value (identified cost--$10,197,029) ..   $  9,718,441
                Receivable from administrator .......................................................        133,070
                Prepaid expenses ....................................................................         47,988
                                                                                                        ------------
                Total assets ........................................................................      9,899,499
                                                                                                        ------------
====================================================================================================================
Liabilities:    Payable to distributor ..............................................................          7,188
                Accrued expenses ....................................................................        109,563
                                                                                                        ------------
                Total liabilities ...................................................................        116,751
                                                                                                        ------------
====================================================================================================================
Net Assets:     Net assets ..........................................................................   $  9,782,748
                                                                                                        ============
====================================================================================================================
Net Assets      Class A Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .......   $     11,375
Consist of:     Class B Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .......        153,973
                Class C Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .......         71,076
                Class D Shares of Common Stock, $.10 par value, 100,000,000 shares authorized .......         24,334
                Paid-in capital in excess of par ....................................................     24,310,330
                Accumulated investment loss--net ....................................................       (143,540)
                Accumulated realized capital losses on investments from the Trust--net ..............    (14,166,212)
                Unrealized depreciation on investments from the Trust--net ..........................       (478,588)
                                                                                                        ------------
                Net assets ..........................................................................   $  9,782,748
                                                                                                        ============
====================================================================================================================
Net Asset       Class A--Based on net assets of $432,656 and 113,746 shares outstanding .............   $       3.80
Value:                                                                                                  ============
                Class B--Based on net assets of $5,765,274 and 1,539,728 shares outstanding .........   $       3.74
                                                                                                        ============
                Class C--Based on net assets of $2,662,792 and 710,757 shares outstanding ...........   $       3.75
                                                                                                        ============
                Class D--Based on net assets of $922,026 and 243,342 shares outstanding .............   $       3.79
                                                                                                        ============
====================================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
MID CAP GROWTH
FUND, INC.        For the Six Months Ended February 28, 2002
=====================================================================================================================
Investment        Net investment loss allocated from the Trust:
Loss from            Interest ............................................................                $     7,645
The Trust--Net:      Dividends ...........................................................                      2,077
                     Expenses ............................................................                   (140,757)
                                                                                                          -----------
                  Net investment loss from the Trust .....................................                   (131,035)
                                                                                                          -----------
=====================================================================================================================
Expenses:         Registration fees ......................................................   $  95,480
                  Account maintenance and distribution fees--Class B .....................      34,443
                  Professional fees ......................................................      30,506
                  Printing and shareholder reports .......................................      28,628
                  Account maintenance and distribution fees--Class C .....................      17,999
                  Administration fees ....................................................      15,545
                  Transfer agent fees--Class B ...........................................      14,957
                  Transfer agent fees--Class C ...........................................       7,816
                  Transfer agent fees--Class D ...........................................       2,095
                  Transfer agent fees--Class A ...........................................       1,388
                  Account maintenance fees--Class D ......................................       1,332
                  Other ..................................................................       5,092
                                                                                             ---------
                  Total expenses before reimbursement ....................................     255,281
                  Reimbursement of expenses ..............................................    (242,776)
                                                                                             ---------
                  Total expenses after reimbursement .....................................                     12,505
                                                                                                          -----------
                  Investment loss--net ...................................................                   (143,540)
=====================================================================================================================
Realized &        Realized loss on investments from the Trust--net .......................                 (3,068,771)
Unrealized        Change in unrealized depreciation on investments from the Trust--net ...                    495,609
Gain (Loss) from                                                                                          -----------
The Trust--Net:   Net Decrease in Net Assets Resulting from Operations ...................                $(2,716,702)
                                                                                                          ===========
=====================================================================================================================

      See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                   For the Six      For the Period
MERRILL LYNCH                                                                                      Months Ended     Sept. 15, 2000+
MID CAP GROWTH                                                                                     February 28,      to August 31,
FUND, INC.       Increase (Decrease) in Net Assets:                                                    2002              2001
===================================================================================================================================
Operations:      Investment loss--net ...........................................................  $   (143,540)       $   (302,514)
                 Realized loss on investments from the Trust--net ...............................    (3,068,771)        (11,097,324)
                 Change in unrealized depreciation on investments from the Trust--net ...........       495,609            (974,197)
                                                                                                   ------------        ------------
                 Net decrease in net assets resulting from operations ...........................    (2,716,702)        (12,374,035)
                                                                                                   ------------        ------------
===================================================================================================================================
Capital Share    Net increase (decrease) in net assets derived from capital share transactions ..    (1,675,809)         26,449,294
Transactions:                                                                                      ------------        ------------
===================================================================================================================================
Net Assets:      Total increase (decrease) in net assets ........................................    (4,392,511)         14,075,259
                 Beginning of period ............................................................    14,175,259             100,000
                                                                                                   ------------        ------------
                 End of period* .................................................................  $  9,782,748        $ 14,175,259
                                                                                                   ============        ============
===================================================================================================================================
                *Accumulated investment loss--net ...............................................  $   (143,540)                 --
                                                                                                   ============        ============
===================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.


                                     6 & 7

                      Merrill Lynch Mid Cap Growth Fund, Inc., February 28, 2002

FINANCIAL HIGHLIGHTS

                                                                                                         Class A
                                                                                            --------------------------------
                                                                                              For the         For the Period
                    The following per share data and ratios have been derived                Six Months       September 15,
MERRILL LYNCH       from information provided in the financial statements.                     Ended             2000+ to
MID CAP GROWTH                                                                              February 28,        August 31,
FUND, INC.          Increase (Decrease) in Net Asset Value:                                     2002               2001
============================================================================================================================
Per Share           Net asset value, beginning of period .............................       $    4.72             $   10.00
Operating                                                                                    ---------             ---------
Performance:        Investment loss--net .............................................            (.03)@@               (.05)
                    Realized and unrealized loss on investments from the Trust--net ..            (.89)                (5.23)
                                                                                             ---------             ---------
                    Total from investment operations .................................            (.92)                (5.28)
                                                                                             ---------             ---------
                    Net asset value, end of period ...................................       $    3.80             $    4.72
                                                                                             =========             =========
============================================================================================================================
Total Investment    Based on net asset value per share ...............................         (19.49%)@             (52.80%)@
Return:**                                                                                    =========             =========
============================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ .................................           1.58%*                1.59%*
Net Assets:                                                                                  =========             =========
                    Expenses++ .......................................................           4.89%*                3.12%*
                                                                                             =========             =========
                    Investment loss--net .............................................          (1.40%)*              (1.14%)*
                                                                                             =========             =========
============================================================================================================================
Supplemental Data:  Net assets, end of period (in thousands) .........................       $     433             $   1,003
                                                                                             =========             =========
============================================================================================================================

                                                                                                         Class B
                                                                                            --------------------------------
                                                                                              For the         For the Period
                    The following per share data and ratios have been derived                Six Months       September 15,
                    from information provided in the financial statements.                     Ended             2000+ to
                                                                                            February 28,        August 31,
                    Increase (Decrease) in Net Asset Value:                                     2002               2001
============================================================================================================================
Per Share           Net asset value, beginning of period .............................       $    4.68             $   10.00
Operating                                                                                    ---------             ---------
Performance:        Investment loss--net .............................................            (.05)@@               (.10)
                    Realized and unrealized loss on investments from the Trust--net ..            (.89)                (5.22)
                                                                                             ---------             ---------
                    Total from investment operations .................................            (.94)                (5.32)
                                                                                             ---------             ---------
                    Net asset value, end of period ...................................       $    3.74             $    4.68
                                                                                             =========             =========
============================================================================================================================
Total Investment    Based on net asset value per share ...............................         (20.09%)@             (53.20%)@
Return:**                                                                                    =========             =========
============================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ .................................           2.60%*                2.59%*
Net Assets:                                                                                  =========             =========
                    Expenses++ .......................................................           6.58%*                4.19%*
                                                                                             =========             =========
                    Investment loss--net .............................................          (2.45%)*              (2.23%)*
                                                                                             =========             =========
============================================================================================================================
Supplemental Data:  Net assets, end of period (in thousands) .........................       $   5,765             $   7,850
                                                                                             =========             =========
============================================================================================================================

                                                                                                         Class C
                                                                                            --------------------------------
                                                                                              For the         For the Period
                    The following per share data and ratios have been derived                Six Months       September 15,
                    from information provided in the financial statements.                     Ended             2000+ to
                                                                                            February 28,        August 31,
                    Increase (Decrease) in Net Asset Value:                                     2002               2001
============================================================================================================================
Per Share           Net asset value, beginning of period .............................       $    4.68             $   10.00
Operating                                                                                    ---------             ---------
Performance:        Investment loss--net .............................................            (.05)@@               (.11)
                    Realized and unrealized loss on investments from the Trust--net ..            (.88)                (5.21)
                                                                                             ---------             ---------
                    Total from investment operations .................................            (.93)                (5.32)
                                                                                             ---------             ---------
                    Net asset value, end of period ...................................       $    3.75             $    4.68
                                                                                             =========             =========
============================================================================================================================
Total Investment    Based on net asset value per share ...............................         (19.87%)@             (53.20%)@
Return:**                                                                                    =========             =========
============================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ .................................           2.61%*                2.59%*
Net Assets:                                                                                  =========             =========
                    Expenses++ .......................................................           6.50%*                4.10%*
                                                                                             =========             =========
                    Investment loss--net .............................................          (2.46%)*              (2.20%)*
                                                                                             =========             =========
============================================================================================================================
Supplemental Data:  Net assets, end of period (in thousands) .........................       $   2,663             $   4,253
                                                                                             =========             =========
============================================================================================================================

                                                                                                         Class D
                                                                                            --------------------------------
                                                                                              For the         For the Period
                    The following per share data and ratios have been derived                Six Months       September 15,
                    from information provided in the financial statements.                     Ended             2000+ to
                                                                                            February 28,        August 31,
                    Increase (Decrease) in Net Asset Value:                                     2002               2001
============================================================================================================================
Per Share           Net asset value, beginning of period .............................       $    4.71             $   10.00
Operating                                                                                    ---------             ---------
Performance:        Investment loss--net .............................................            (.04)@@               (.06)
                    Realized and unrealized loss on investments from the Trust--net ..            (.88)                (5.23)
                                                                                             ---------             ---------
                    Total from investment operations .................................            (.92)                (5.29)
                                                                                             ---------             ---------
                    Net asset value, end of period ...................................       $    3.79             $    4.71
                                                                                             =========             =========
============================================================================================================================
Total Investment    Based on net asset value per share ...............................         (19.53%)@             (52.90%)@
Return:**                                                                                    =========             =========
============================================================================================================================
Ratios to Average   Expenses, net of reimbursement++ .................................           1.82%*                1.84%*
Net Assets:                                                                                  =========             =========
                    Expenses++ .......................................................           5.80%*                3.44%*
                                                                                             =========             =========
                    Investment loss--net .............................................          (1.65%)*              (1.43%)*
                                                                                             =========             =========
============================================================================================================================
Supplemental Data:  Net assets, end of period (in thousands) .........................       $     922             $   1,069
                                                                                             =========             =========
============================================================================================================================

 *    Annualized.
** Total investment returns exclude the effects of sales charges. The Fund's Administrator waived all of its administrative fee and reimbursed a portion of the Fund's expenses. Without such waiver and reimbursement, the Fund's performance would have been lower.
 +    Commencement of operations.
++    Includes the Fund's share of the Trust's allocated expenses.
 @    Aggregate total investment return.
@@    Based on average shares outstanding.

      See Notes to Financial Statements.


                                     8 & 9

                      Merrill Lynch Mid Cap Growth Fund, Inc., February 28, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH MID CAP GROWTH FUND, INC.

1. Significant Accounting Policies:

Merrill Lynch Mid Cap Growth Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Mid Cap Growth Trust (the "Trust"), which has the same investment objective as the Fund. The value of the Fund's investment in the Trust reflects the Fund's proportionate interest in the net assets of the Trust. The performance of the Fund is directly affected by the performance of the Trust. The financial statements of the Trust, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Trust owned by the Fund at February 28, 2002 was approximately 100.0%. The Fund offers four classes of shares under the Merrill Lynch Select Pricing(SM) System. Shares of Class A and Class D are sold with a front-end sales charge. Shares of Class B and Class C may be subject to a contingent deferred sales charge. All classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class B, Class C and Class D Shares bear certain expenses related to the account maintenance of such shares, and Class B and Class C Shares also bear certain expenses related to the distribution of such shares. Each class has exclusive voting rights with respect to matters relating to its account maintenance and distribution expenditures. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains and losses on investments are allocated daily to each class based on its relative net assets. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Trust at fair value. Valuation of securities held by the Trust is discussed in Note 1a of the Trust's Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Trust's income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends and distributions paid by the Fund are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Trust are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Fund has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of ..25% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended February 28, 2002, FAM earned fees of $15,545, all of which was waived. In addition, FAM reimbursed the Fund $227,231, in additional expenses.

The Fund has also entered into a Distribution Agreement and Distribution Plans with FAM Distributors, Inc. ("FAMD" or the "Distributor"), which is a wholly-owned subsidiary of Merrill Lynch Group, Inc.

Pursuant to the Distribution Plans adopted by the Fund in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor ongoing account maintenance and distribution fees. The fees are accrued daily and paid monthly at annual rates based upon the average daily net assets of the shares as follows:

--------------------------------------------------------------------------------
                                                    Account         Distribution
                                                Maintenance Fee         Fee
--------------------------------------------------------------------------------
Class B ......................................        .25%              .75%
Class C ......................................        .25%              .75%
Class D ......................................        .25%               --
--------------------------------------------------------------------------------

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance and distribution services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class B, Class C and Class D shareholders. The ongoing distribution fee compensates the Distributor and MLPF&S for providing shareholder and distribution-related services to Class B and Class C shareholders.

For the six months ended February 28, 2002, FAMD earned underwriting discounts and MLPF&S earned dealer concessions on sales of the Fund's Class D Shares as follows:

--------------------------------------------------------------------------------
                                                       FAMD               MLPF&S
--------------------------------------------------------------------------------
Class D ...........................................    $198               $3,751
--------------------------------------------------------------------------------

For the six months ended February 28, 2002, MLPF&S received contingent deferred sales charges of $11,082 and $296 relating to transactions in Class B and Class C Shares, respectively.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Trust for the six months ended February 28, 2002 were $1,557,646 and $3,245,203, respectively.

4. Capital Share Transactions:

Net increase (decrease) in net assets derived from capital share transactions was ($1,675,809) and $26,449,294 for the six months ended February 28, 2002 and for the period September 15, 2000 to August 31, 2001.

Transactions in capital shares for each class were as follows:

-------------------------------------------------------------------------------
Class A Shares for the Six Months                                      Dollar
Ended February 28, 2002                              Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..............................           94,630        $    405,492
Shares redeemed ..........................         (193,191)           (868,334)
                                                   --------        ------------
Net decrease .............................          (98,561)       $   (462,842)
                                                   ========        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class A Shares for the Period                                          Dollar
Sept. 15, 2000+ to Aug. 31, 2001                    Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................          287,415        $  2,326,167
Shares redeemed ..........................          (77,608)           (523,688)
                                                    -------        ------------
Net increase .............................          209,807        $  1,802,479
                                                    =======        ============
-------------------------------------------------------------------------------

+ Prior to September 15, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class B Shares for the Six Months                                      Dollar
Ended February 28, 2002                              Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..............................          262,627        $  1,177,833
Automatic conversion of shares ...........          (20,331)            (85,169)
Shares redeemed ..........................         (380,750)         (1,604,699)
                                                   --------        ------------
Net decrease .............................         (138,454)       $   (512,035)
                                                   ========        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class B Shares for the Period                                          Dollar
Sept. 15, 2000+ to Aug. 31, 2001                    Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................        2,087,404        $ 17,220,884
Automatic conversion of shares ...........          (13,109)            (72,188)
Shares redeemed ..........................         (398,613)         (2,805,914)
                                                  ---------        ------------
Net increase .............................        1,675,682        $ 14,342,782
                                                  =========        ============
-------------------------------------------------------------------------------

+ Prior to September 15, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.


                                    10 & 11

                      Merrill Lynch Mid Cap Growth Fund, Inc., February 28, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MERRILL LYNCH MID CAP GROWTH FUND, INC.

-------------------------------------------------------------------------------
Class C Shares for the Six Months                                      Dollar
Ended February 28, 2002                              Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..............................          110,343        $    479,605
Shares redeemed ..........................         (308,388)         (1,257,774)
                                                   --------        ------------
Net decrease .............................         (198,045)       $   (778,169)
                                                   ========        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class C Shares for the Period                                          Dollar
Sept. 15, 2000+ to Aug. 31, 2001                    Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................        1,293,022        $ 11,044,551
Shares redeemed ..........................         (386,720)         (2,573,553)
                                                  ---------        ------------
Net increase .............................          906,302        $  8,470,998
                                                  =========        ============
-------------------------------------------------------------------------------

+ Prior to September 15, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

-------------------------------------------------------------------------------
Class D Shares for the Six Months                                      Dollar
Ended February 28, 2002                              Shares            Amount
-------------------------------------------------------------------------------
Shares sold ..............................           73,680        $    326,197
Automatic conversion of shares ...........           20,132              85,169
                                                    -------        ------------
Total issued .............................           93,812             411,366
Shares redeemed ..........................          (77,279)           (334,129)
                                                    -------        ------------
Net increase .............................           16,533        $     77,237
                                                    =======        ============
-------------------------------------------------------------------------------

-------------------------------------------------------------------------------
Class D Shares for the Period                                          Dollar
Sept. 15, 2000+ to Aug. 31, 2001                    Shares             Amount
-------------------------------------------------------------------------------
Shares sold ..............................          294,544        $  2,356,426
Automatic conversion of shares ...........           13,031              72,188
                                                    -------        ------------
Total issued .............................          307,575           2,428,614
Shares redeemed ..........................          (83,266)           (595,579)
                                                    -------        ------------
Net increase .............................          224,309        $  1,833,035
                                                    =======        ============
-------------------------------------------------------------------------------

+ Prior to September 15, 2000 (commencement of operations), the Fund issued 2,500 shares to FAM for $25,000.

5. Capital Loss Carryforward:

At August 31, 2001, the Fund had a net capital loss carryforward of approximately $186,000, all of which expires in 2009. This amount will be available to offset like amounts of any future taxable gains.

6. Reorganization Plan:

On January 11, 2002, the Fund's Board of Directors approved a plan of reorganization, subject to shareholder approval and certain other conditions, whereby Merrill Lynch Large Cap Growth Fund would acquire substantially all of the assets and liabilities of the Fund and Merrill Lynch Premier Growth Fund, Inc. in exchange for newly issued shares of Merrill Lynch Large Cap Growth Fund.

SCHEDULE OF INVESTMENTS                                          (in US dollars)

Master Mid Cap Growth Trust
=======================================================================================================================
                             Shares                                                                          Percent of
Industry                      Held              Common Stocks                                    Value       Net Assets
=======================================================================================================================
Aerospace & Defense           3,300  +L-3 Communications Holdings, Inc.                       $  362,505           3.7%
-----------------------------------------------------------------------------------------------------------------------
Banks                         7,000   Investors Financial Services                               486,360           5.0
-----------------------------------------------------------------------------------------------------------------------
Biotechnology                 2,800  +Affymetrix, Inc.                                            68,880           0.7
                              7,900  +Amgen Inc.                                                 458,042           4.7
                              5,900  +Enzon, Inc.                                                259,010           2.7
                              3,000  +IDEC Pharmaceuticals Corporation                           188,460           1.9
                              4,800  +Invitrogen Corporation                                     219,072           2.3
                              7,400  +Protein Design Labs, Inc.                                  117,438           1.2
                             18,000  +SICOR Inc.                                                 288,000           3.0
                                                                                              ----------          ----
                                                                                               1,598,902          16.5
-----------------------------------------------------------------------------------------------------------------------
Commercial Services           6,500  +Administaff, Inc.                                          155,935           1.6
& Supplies                    3,300  +Apollo Group, Inc. (Class A)                               160,215           1.6
                             11,000  +Concord EFS, Inc.                                          330,330           3.4
                              4,000  +The Corporate Executive Board Company                      126,040           1.3
                              5,500  +ITT Educational Services, Inc.                             242,275           2.5
                                                                                              ----------          ----
                                                                                               1,014,795          10.4
-----------------------------------------------------------------------------------------------------------------------
Communications                4,000  +Polycom, Inc.                                               97,360           1.0
Equipment                     6,800  +QUALCOMM Incorporated                                      226,100           2.3
                                                                                              ----------          ----
                                                                                                 323,460           3.3
-----------------------------------------------------------------------------------------------------------------------
Computers &                     600  +NetScreen Technologies, Inc.                                 8,394           0.1
Peripherals                  11,200  +Network Appliance, Inc.                                    179,088           1.8
                                                                                              ----------          ----
                                                                                                 187,482           1.9
-----------------------------------------------------------------------------------------------------------------------
Diversified Financials        2,800   S&P MidCap 400 Depositary Receipts (a)                     308,168           3.2
-----------------------------------------------------------------------------------------------------------------------
Electronic Equipment &       11,000  +Kopin Corporation                                           80,520           0.8
Instruments
-----------------------------------------------------------------------------------------------------------------------
Health Care                   6,500  +Cytyc Corporation                                          152,490           1.6
Equipment & Supplies         11,000  +Endocare, Inc.                                             165,880           1.7
                                                                                              ----------          ----
                                                                                                 318,370           3.3
-----------------------------------------------------------------------------------------------------------------------
Health Care                   5,400  +CryoLife, Inc.                                             135,000           1.4
Providers & Services
-----------------------------------------------------------------------------------------------------------------------
IT Consulting & Services      9,000  +Manhattan Associates, Inc.                                 270,450           2.8
-----------------------------------------------------------------------------------------------------------------------
Internet Software &          16,000  +Liberate Technologies, Inc.                                118,560           1.2
Services
-----------------------------------------------------------------------------------------------------------------------
Media                         8,200  +Gemstar-TV Guide International, Inc.                       149,978           1.5
                             17,800  +Radio One, Inc. (Class D)                                  315,950           3.3
                                                                                              ----------          ----
                                                                                                 465,928           4.8
-----------------------------------------------------------------------------------------------------------------------
Oil & Gas                     9,500   Devon Energy Corporation                                   414,960           4.3
-----------------------------------------------------------------------------------------------------------------------
Pharmaceuticals               2,700  +American Pharmaceutical Partners, Inc.                      46,710           0.5
                              8,000  +First Horizon Pharmaceutical Corporation                   165,920           1.7
                              2,000  +Forest Laboratories, Inc.                                  159,040           1.6
                              3,500  +King Pharmaceuticals, Inc.                                 108,710           1.1
                              5,500  +Taro Pharmaceutical Industries Ltd.                        165,605           1.7
                                                                                              ----------          ----
                                                                                                 645,985           6.6
-----------------------------------------------------------------------------------------------------------------------
Semiconductor                 4,800  +Broadcom Corporation (Class A)                             147,120           1.5
Equipment & Products         10,200  +FEI Company                                                292,230           3.0
                             19,000  +GlobespanVirata, Inc.                                      212,990           2.2
                              3,600  +Microchip Technology                                       123,048           1.3
                             10,600  +Numerical Technologies, Inc.                               141,616           1.5
                             14,600  +Photronics, Inc.                                           421,794           4.3
                              7,300  +RF Micro Devices, Inc.                                     114,172           1.2
                                                                                              ----------          ----
                                                                                               1,452,970          15.0
-----------------------------------------------------------------------------------------------------------------------


                                    12 & 13

                      Merrill Lynch Mid Cap Growth Fund, Inc., February 28, 2002

SCHEDULE OF INVESTMENTS (concluded)                              (in US dollars)

Master Mid Cap Growth Trust (concluded)
=======================================================================================================================
                             Shares                                                                          Percent of
Industry                      Held              Common Stocks                                    Value       Net Assets
=======================================================================================================================
Software                      4,700  +Electronic Arts Inc.                                    $  252,954           2.6%
                              6,000  +NetIQ Corporation                                          130,200           1.3
                              3,200  +THQ Inc.                                                   144,192           1.5
                             11,000  +TIBCO Software Inc.                                        116,050           1.2
                                                                                              ----------         -----
                                                                                                 643,396           6.6
-----------------------------------------------------------------------------------------------------------------------
Specialty Retail             10,300  +Christopher & Banks Corporation                            296,022           3.1
                              8,400  +Electronics Boutique Holdings Corp.                        293,244           3.0
                                                                                              ----------         -----
                                                                                                 589,266           6.1
-----------------------------------------------------------------------------------------------------------------------
Wireless                      6,400  +Leap Wireless International, Inc.                           30,144           0.3
Telecommunication
Services
=======================================================================================================================
                                      Total Common Stocks (Cost--$9,914,958)                   9,447,221          97.2
=======================================================================================================================

                             Face
                            Amount                    Short-Term Securities
=======================================================================================================================
Commercial Paper*          $450,000   General Motors Acceptance Corp., 1.98% due 3/01/2002       450,000           4.6
=======================================================================================================================
                                      Total Short-Term Securities (Cost--$450,000)               450,000           4.6
=======================================================================================================================
Total Investments (Cost--$10,364,958)                                                          9,897,221         101.8

Liabilities in Excess of Other Assets                                                           (178,742)         (1.8)
                                                                                              ----------         -----
Net Assets                                                                                    $9,718,479         100.0%
                                                                                              ==========         =====
=======================================================================================================================

  * Commercial Paper is traded on a discount basis; the interest rate shown reflects the discount rate paid at the time of purchase by the Trust.
  +   Non-income producing security.
(a) Represents ownership in Mid Cap SPDR Trust, a registered unit investment trust. The investment objective of the Mid Cap SPDR Trust is to provide investment results that generally correspond to the price performance and dividend yield of the component stocks of the S&P Mid Cap 400 Index.

      See Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES

MASTER MID CAP
GROWTH TRUST    As of February 28, 2002
==================================================================================================
Assets:         Investments, at value (identified cost--$10,364,958) ...              $  9,897,221
                Cash ...................................................                       584
                Prepaid expenses and other assets ......................                    31,980
                                                                                      ------------
                Total assets ...........................................                 9,929,785
                                                                                      ------------
==================================================================================================
Liabilities:    Payables:
                  Withdrawals ..........................................   $194,882
                  Investment adviser ...................................      4,663        199,545
                                                                           --------
                Accrued expenses and other liabilities .................                    11,761
                                                                                      ------------
                Total liabilities ......................................                   211,306
                                                                                      ------------
==================================================================================================
Net Assets:     Net assets .............................................              $  9,718,479
                                                                                      ============
==================================================================================================
Net Assets      Investors' capital .....................................              $ 10,186,216
Consist of:     Unrealized depreciation on investments--net ............                  (467,737)
                                                                                      ------------
                Net assets .............................................              $  9,718,479
                                                                                      ============
==================================================================================================

      See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER MID CAP
GROWTH TRUST             For the Six Months Ended February 28, 2002
=========================================================================================================
Investment               Interest ...............................................             $     7,765
Income:                  Dividends ..............................................                   2,111
                                                                                              -----------
                         Total income ...........................................                   9,876
                                                                                              -----------
=========================================================================================================
Expenses:                Accounting services ....................................   $57,589
                         Investment advisory fees ...............................    37,660
                         Professional fees ......................................    28,475
                         Custodian fees .........................................    12,178
                         Trustees' fees and expenses ............................     4,550
                         Pricing fees ...........................................       307
                         Other ..................................................     2,004
                                                                                    -------
                         Total expenses .........................................                 142,763
                                                                                              -----------
                         Investment loss--net ...................................                (132,887)
=========================================================================================================
Realized &               Realized loss on investments--net ......................              (3,100,717)
Unrealized Gain (Loss)   Change in unrealized depreciation on investments--net ..                 517,908
On Investments--Net:                                                                          -----------
                         Net Decrease in Net Assets Resulting from Operations ...             $(2,715,696)
                                                                                              ===========
=========================================================================================================

      See Notes to Financial Statements.


                                    14 & 15

                      Merrill Lynch Mid Cap Growth Fund, Inc., February 28, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                  For the Six       For the Period
MASTER MID CAP                                                                                   Months Ended       Sept. 15, 2000+
GROWTH TRUST     Increase (Decrease) in Net Assets:                                            February 28, 2002   to Aug. 31, 2001
===================================================================================================================================
Operations:      Investment loss--net ......................................................     $   (132,887)         $   (184,502)
                 Realized loss on investments--net .........................................       (3,100,717)          (11,173,622)
                 Change in unrealized depreciation on investments--net .....................          517,908              (985,645)
                                                                                                 ------------          ------------
                 Net decrease in net assets resulting from operations ......................       (2,715,696)          (12,343,769)
                                                                                                 ------------          ------------
===================================================================================================================================
Capital          Proceeds from contributions ...............................................        2,802,464            33,464,524
Transactions:    Fair value of withdrawals .................................................       (4,635,913)           (7,053,231)
                                                                                                 ------------          ------------
                 Net increase (decrease) in net assets derived from capital transactions ...       (1,833,449)           26,411,293
                                                                                                 ------------          ------------
===================================================================================================================================
Net Assets:      Total increase (decrease) in net assets ...................................       (4,549,145)           14,067,524
                 Beginning of period .......................................................       14,267,624               200,100
                                                                                                 ------------          ------------
                 End of period* ............................................................     $  9,718,479          $ 14,267,624
                                                                                                 ============          ============
===================================================================================================================================
                *Accumulated investment loss--net ..........................................     $   (132,887)                   --
                                                                                                 ============          ============
===================================================================================================================================

+     Commencement of operations.

      See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                             For the Six        For the Period
MASTER MID CAP       The following ratios have been derived from            Months Ended       Sept. 15, 2000+
GROWTH TRUST         information provided in the financial statements.    February 28, 2002    to Aug. 31, 2001
===============================================================================================================
Total                                                                         (19.41%)++                     --
Investment Return:                                                           ========                   =======
===============================================================================================================
Ratios to Average    Expenses ...................................               2.27%*                    1.66%*
Net Assets:                                                                  ========                   =======
                     Investment loss--net .......................              (2.12%)*                  (1.28%)*
                                                                             ========                   =======
===============================================================================================================
Supplemental         Net assets, end of period (in thousands) ...            $  9,718                   $14,268
Data:                                                                        ========                   =======
                     Portfolio turnover .........................              69.48%                   243.73%
                                                                             ========                   =======
===============================================================================================================

 *    Annualized.
 +    Commencement of operations.
++    Aggregate total investment return.

      See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER MID CAP GROWTH TRUST

1. Significant Accounting Policies:

Master Mid Cap Growth Trust (the "Trust") is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Trust, subject to certain limitations. The Trust's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Trust.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price on the exchange on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Securities traded in the over-the-counter market are valued at the last available bid price prior to the time of valuation. In cases where securities are traded on more than one exchange, the securities are valued on the exchange designated by or under the authority of the Board of Trustees as the primary market. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Short-term securities are valued at amortized cost, which approximates market value. Other investments, including futures contracts and related options, are stated at market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Derivative financial instruments--The Trust may engage in various portfolio investment techniques to increase or decrease the level of risk to which the Trust is exposed more quickly and efficiently than transactions in other types of investments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Trust may purchase or sell financial futures contracts and options on such futures contracts for the purpose of hedging the market risk on existing securities or the intended purchase of securities. Futures contracts are contracts for delayed delivery of securities at a specific future date and at a specific price or yield. Upon entering into a contract, the Trust deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Trust agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Trust as unrealized gains or losses. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Trust is authorized to purchase and write call and put options. When the Trust writes an option, an amount equal to the premium received by the Trust is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Trust enters into a closing transaction), the Trust realizes a gain or loss on the option to the extent of the premiums received or


                                    16 & 17

                      Merrill Lynch Mid Cap Growth Fund, Inc., February 28, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER MID CAP GROWTH TRUST

paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

o Forward foreign exchange contracts--The Trust is authorized to enter into forward foreign exchange contracts as a hedge against either specific transactions or portfolio positions. The contract is marked-to-market daily and the change in market value is recorded by the Trust as an unrealized gain or loss. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the value at the time it was opened and the value at the time it was closed.

o Foreign currency options and futures--The Trust may also purchase or sell listed or over-the-counter foreign currency options, foreign currency futures and related options on foreign currency futures as a short or long hedge against possible variations in foreign exchange rates. Such transactions may be effected with respect to hedges on non-US dollar denominated securities owned by the Trust, sold by the Trust but not yet delivered, or committed or anticipated to be purchased by the Trust.

(c) Foreign currency transactions--Transactions denominated in foreign currencies are recorded at the exchange rate prevailing when recognized. Assets and liabilities denominated in foreign currencies are valued at the exchange rate at the end of the period. Foreign currency transactions are the result of settling (realized) or valuing (unrealized) assets or liabilities expressed in foreign currencies into US dollars. Realized and unrealized gains or losses from investments include the effects of foreign exchange rates on investments.

(d) Income taxes--The Trust is classified as a partnership for Federal income tax purposes. As a partnership for Federal income tax purposes, the Trust will not incur Federal income tax liability. Items of partnership income, gain, loss and deduction will pass through to investors as partners in the Trust. Therefore, no Federal income tax provision is required. Under the applicable foreign tax law, a withholding tax may be imposed on interest, dividends and capital gains at various rates. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Dividend income is recorded on the ex-dividend dates. Dividends from foreign securities where the ex-dividend date may have passed are subsequently recorded when the Trust has determined the ex-dividend date. Interest income is recognized on the accrual basis.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Trust's investments and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of .60% of the average daily value of the Trust's net assets.

In addition, Merrill Lynch, Pierce, Fenner & Smith Incorporated, a subsidiary of ML & Co., received $360 in commissions on the execution of portfolio security transactions for the trust for the six months ended February 28, 2002.

For the six months ended February 28, 2002, the Fund reimbursed FAM $6,985 for certain accounting services.

Certain officers and/or trustees of the Trust are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended February 28, 2002 were $8,223,381 and $10,396,993, respectively.

Net realized gains (losses) for the six months ended February 28, 2002 and net unrealized losses as of February 28, 2002 were as follows:

--------------------------------------------------------------------------------
                                                  Realized            Unrealized
                                               Gains (Losses)           Losses
--------------------------------------------------------------------------------
Long-term investments ................          $(3,110,093)          $(467,737)
Short-term investments ...............                   25                  --
Options purchased ....................              (30,820)                 --
Options written ......................               40,171                  --
                                                -----------           ---------
Total investments ....................          $(3,100,717)          $(467,737)
                                                ===========           =========
--------------------------------------------------------------------------------

As of February 28, 2002, net unrealized depreciation for Federal income tax purposes aggregated $467,737, of which $1,030,676 related to appreciated securities and $1,498,413 related to depreciated securities. At February 28, 2002, the aggregate cost of investments for Federal income tax purposes was $10,364,958.

Transactions in options written for the six months ended February 28, 2002, were as follows:

--------------------------------------------------------------------------------
                                                   Nominal Value
                                                     Covered by        Premiums
Call Options Written                              Written Options      Received
--------------------------------------------------------------------------------
Outstanding call options written,
  beginning of period .......................              --                --
Options written .............................          30,000          $ 79,777
Options closed ..............................         (30,000)          (79,777)
                                                      -------          --------
Outstanding call options written,
  end of period .............................              --          $     --
                                                      =======          ========
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                   Nominal Value
                                                     Covered by        Premiums
Put Options Written                               Written Options      Received
--------------------------------------------------------------------------------
Outstanding put options written,
  beginning of period .......................              --                --
Options written .............................           5,200          $  5,370
Options closed ..............................          (5,200)           (5,370)
                                                      -------          --------
Outstanding put options written,
  end of period .............................              --          $     --
                                                      =======          ========
--------------------------------------------------------------------------------

4. Short-Term Borrowings:

The Trust, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Trust may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Trust may borrow up to the maximum amount allowable under the Trust's current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Trust pays a commitment fee of .09% per annum based on the Trust's pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Trust did not borrow under the credit agreement during the six months ended February 28, 2002.


                                    18 & 19

[LOGO] Merrill Lynch  Investment Managers
                                                              [GRAPHICS OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Mid Cap Growth Fund, Inc.
Box 9011
Princeton, NJ
08543-9011

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